Schedule of Non-Cancellable Lease Contract (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 84,831		$ 133,103
Operating lease liabilities
Current	93,767		104,267
Non-current	10,388		41,011
Total Operating lease liabilities	$ 104,155		$ 145,278
Weighted average remaining lease terms (in years)	4 months 20 days		1 year 4 months 20 days
ROU assets obtained in exchange for operating lease liabilities
Amortization of ROU assets	48,272	40,937
Accretion of operating lease liabilities	2,841	4,479
Total operating lease expenses	$ 51,113	$ 45,416
Office at Beach Centre Singapore [Member]
Lessee, Lease, Description [Line Items]
Lease term	3 years and 2 months from April 1, 2023 to May 31, 2026
Office at Seoul South Korea [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 year from March 4, 2024 to March 3, 2025, with an option to renew for 1 year